Post-retirement benefits - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 841	$ 917
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (944)	$ (1,032)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (593)	$ (641)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 571	$ 594
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (90)	$ (62)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 82	$ 70
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (513)	$ (534)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 510	$ 523
Pension schemes
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Post-employment benefit expense (credit) in profit or loss, defined benefit plans	$ 162	121
Pension schemes | UK, US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Pension schemes | UK defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Post-employment benefit expense (credit) in profit or loss, defined benefit plans	$ 41	52
Pension schemes | UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	565	610
Effect of decrease in actuarial assumption on defined benefit pension obligation	(634)	(687)
Pension schemes | UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(386)	(396)
Effect of decrease in actuarial assumption on defined benefit pension obligation	375	378
Pension schemes | UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(390)	(396)
Effect of decrease in actuarial assumption on defined benefit pension obligation	388	395
Pension schemes | UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap	203
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap	(203)
Pension schemes | Rest of Group defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Post-employment benefit expense (credit) in profit or loss, defined benefit plans	38	56
Pension schemes | Rest of Group defined benefit plans | US
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Post-employment benefit expense (credit) in profit or loss, defined benefit plans	3	(60)
Pension schemes | Rest of Group defined benefit plans | US | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	79	93
Effect of decrease in actuarial assumption on defined benefit pension obligation	(84)	(99)
Pension schemes | Rest of Group defined benefit plans | US | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(29)	(32)
Effect of decrease in actuarial assumption on defined benefit pension obligation	29	32
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Post-employment benefit expense (credit) in profit or loss, defined benefit plans	80	73
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	197	214
Effect of decrease in actuarial assumption on defined benefit pension obligation	(226)	(246)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(207)	(245)
Effect of decrease in actuarial assumption on defined benefit pension obligation	196	216
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(90)	(62)
Effect of decrease in actuarial assumption on defined benefit pension obligation	82	70
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(94)	(106)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 93	$ 96